THE ADVISORS’ INNER CIRCLE FUND

Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”)

Supplement dated December 17, 2018

to the Fund’s Prospectus and Statement of Additional Information (the “SAI”), dated

March 1, 2018

This supplement provides new and additional information

beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective immediately, Dmitri Rabin will no longer serve as a portfolio manager for the Fund. All references to Mr. Rabin contained in the Fund’s Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE